Taxation - Summary of Deferred Taxation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019	Mar. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ 60	£ 14
Expense (credit) recognised in the income statement	106	(5)
Expense (credit) recognised in other comprehensive income	1,159	52
Expense (credit) recognised in equity		(1)
Exchange differences	3	0
Transfer to held for sale (note 23)	(4)
Transfer from current tax	(14)
Ending balance	1,308	60
Non-current
Deferred tax asset	(300)	(1,347)	£ (1,349)	£ (1,326)
Deferred tax liability	1,608	1,407	1,407	£ 1,340
Tax on IFRS 16 opening balance adjustment			(2)
Fixed asset temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,400	1,460
Expense (credit) recognised in the income statement	191	(60)
Expense (credit) recognised in other comprehensive income	0	0
Expense (credit) recognised in equity		0
Exchange differences	1	0
Transfer to held for sale (note 23)	0
Transfer from current tax	0
Ending balance	1,590	1,400
Non-current
Deferred tax asset	(17)	(27)	(29)
Deferred tax liability	1,607	1,427	1,427
Tax on IFRS 16 opening balance adjustment			(2)
Retirement benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,210)	(1,166)
Expense (credit) recognised in the income statement	(46)	(59)
Expense (credit) recognised in other comprehensive income	1,079	15
Expense (credit) recognised in equity		0
Exchange differences	1	0
Transfer to held for sale (note 23)	0
Transfer from current tax	0
Ending balance	(176)	(1,210)
Non-current
Deferred tax asset	(176)	(1,210)	(1,210)
Deferred tax liability	0	0	0
Tax on IFRS 16 opening balance adjustment			0
Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(6)	(7)
Expense (credit) recognised in the income statement	(1)	1
Expense (credit) recognised in other comprehensive income	0	0
Expense (credit) recognised in equity		(1)
Exchange differences	0	1
Transfer to held for sale (note 23)	0
Transfer from current tax	0
Ending balance	(7)	(6)
Non-current
Deferred tax asset	(7)	(6)	(6)
Deferred tax liability	0	0	0
Tax on IFRS 16 opening balance adjustment			0
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(70)	(183)
Expense (credit) recognised in the income statement	2	114
Expense (credit) recognised in other comprehensive income	0	0
Expense (credit) recognised in equity		0
Exchange differences	2	(1)
Transfer to held for sale (note 23)	0
Transfer from current tax	0
Ending balance	(66)	(70)
Non-current
Deferred tax asset	(66)	(70)	(70)
Deferred tax liability	0	0	0
Tax on IFRS 16 opening balance adjustment			0
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(54)	(90)
Expense (credit) recognised in the income statement	(40)	(1)
Expense (credit) recognised in other comprehensive income	80	37
Expense (credit) recognised in equity		0
Exchange differences	(1)	0
Transfer to held for sale (note 23)	(4)
Transfer from current tax	(14)
Ending balance	(33)	(54)
Non-current
Deferred tax asset	(33)	(54)	(54)
Deferred tax liability		0	0
Tax on IFRS 16 opening balance adjustment			0
Jurisdictional offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	0
Expense (credit) recognised in the income statement	0	0
Expense (credit) recognised in other comprehensive income	0	0
Expense (credit) recognised in equity		0
Exchange differences	0	0
Transfer to held for sale (note 23)	0
Transfer from current tax	0
Ending balance	0	0
Non-current
Deferred tax asset	(1)	20	20
Deferred tax liability	£ 1	£ (20)	(20)
Tax on IFRS 16 opening balance adjustment			£ 0